Short Term and Long Term Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Short-term loans	$ 270,670	$ 255,570
Long-term loans	$ 80,750